ACQUISITIONS - Narrative (Details) € in Millions, ₨ in Millions, £ in Millions, R$ in Millions, $ in Millions, ₩ in Billions, $ in Billions																								1 Months Ended									3 Months Ended		6 Months Ended		12 Months Ended				24 Months Ended
	Aug. 06, 2025 USD ($)	Aug. 06, 2025 COP ($)	Jun. 30, 2025	May 29, 2025 USD ($)	Mar. 31, 2025	Jul. 22, 2024 USD ($) GW MW	Jul. 22, 2024 KRW (₩) GW MW	Jul. 05, 2024 USD ($) GW MW	Dec. 14, 2023 USD ($) GW MW	Dec. 14, 2023 GBP (£)	Nov. 07, 2023 USD ($)	Nov. 06, 2023 USD ($) MW	Nov. 06, 2023 BRL (R$) MW	Oct. 26, 2023 USD ($)	Oct. 26, 2023 INR (₨)	Oct. 25, 2023 USD ($) MW	Oct. 10, 2023 USD ($)	May 04, 2023 USD ($) MW	Apr. 22, 2023 USD ($) MW	Apr. 22, 2023 INR (₨) MW	Mar. 03, 2023 USD ($) MW	Feb. 16, 2023 USD ($)	Feb. 16, 2023 INR (₨)	Mar. 31, 2025 USD ($) shares	Mar. 31, 2025 EUR (€) shares	Jan. 31, 2025 USD ($) shares	Jan. 31, 2025 EUR (€) shares	Dec. 31, 2024 USD ($) BPD GW	Dec. 31, 2024 EUR (€) BPD	Dec. 31, 2024 GBP (£) BPD	Nov. 30, 2024 USD ($) MW	Nov. 30, 2024 GBP (£) MW	Dec. 31, 2024 USD ($) GW	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2023 INR (₨)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 USD ($) GW	Dec. 31, 2023 USD ($)	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 GBP (£) GW	Dec. 14, 2023 GBP (£) GW MW	Dec. 31, 2022 USD ($)
Disclosure of detailed information about business combination [line items]
Investment in equity-accounted investments																																					$ 175		$ 389	$ 725
Investment																																					245		389	700
Equity-accounted investments																												$ 2,740					$ 2,740				4,087		$ 2,740	2,546				$ 1,392
Brookfield Renewable and Institutional Partners
Disclosure of detailed information about business combination [line items]
Ownership Interest	50.00%	50.00%
Isagen S.A. E.S.P.
Disclosure of detailed information about business combination [line items]
Investment	$ 135	$ 544
Brookfield Renewable
Disclosure of detailed information about business combination [line items]
Investment	$ 30	$ 125
Ownership Interest	19.00%	19.00%
Geronimo Power
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired				100.00%
Investment in equity-accounted investments				$ 299
Transaction costs				10
Fair value of net assets acquired																																					1,338
Purchase price																																					1,409
Geronimo Power | Brookfield Renewable and Institutional Partners
Disclosure of detailed information about business combination [line items]
Investment in equity-accounted investments				$ 1,400
Neoen
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired																												53.00%					53.00%						53.00%			53.00%
Investment in equity-accounted investments																								$ 194	€ 182	$ 74	€ 72
Transaction costs | €																																						€ 125			€ 135
Ownership Interest																																							47.00%
Initial investment																												$ 269	€ 258
Operating and construction power and energy storage assets, power capacity | GW																												8					8						8			8
Utility-scale solar | GW																												20					20						20			20
Number of convertible bonds acquired (in shares) | shares																										1,103,895	1,103,895
Economic interest			100.00%		98.00%																					67.00%	67.00%
Fair value of net assets acquired																												$ 2,915					$ 2,915				2,636		$ 2,915
Purchase price																												3,441					3,441				3,374		3,441
Neoen | Brookfield Renewable and Institutional Partners
Disclosure of detailed information about business combination [line items]
Investment in equity-accounted investments																								$ 2,400	€ 2,300	$ 926	€ 901
Initial investment																												3,400	€ 3,200
Number of incremental shares acquired (in shares) | shares																								46,084,401	46,084,401	21,214,001	21,214,001
Number of convertible bonds acquired (in shares) | shares																								2,578,731	2,578,731
Indian Renewable Portfolio
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired																			1.00%	1.00%
Transaction costs														$ 1
Utility-scale solar | MW																			4,500	4,500
Economic interest														7.00%	7.00%
Increase (decrease) in goodwill																																		$ 23
Decrease in property, plant and equipment																																		28
Decrease in deferred tax liability																																		11
Revenue of combined entity as if combination occurred at beginning of period																																								108
Fair value of net assets acquired																																								280
Purchase price														$ 447																										447
Net investment																			$ 6	₨ 500
Investment option																																			$ 4	₨ 340
Net investment option														24	₨ 2,000
Aggregate consideration														$ 34
Basis for consideration percentage														100.00%
Decrease in equity accounted investments																																		3
Decrease in other non-current assets																																		3
Indian Renewable Portfolio | Brookfield Renewable and Institutional Partners
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired																			7.00%	7.00%
Transaction costs														$ 2
Initial investment																			$ 30	₨ 2,500
Economic interest														37.54%	37.54%
Investment option														$ 118	₨ 9,800																				$ 21	₨ 1,700
Aggregate consideration														$ 168
Indian Wind Portfolio
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired								15.00%
Investment in equity-accounted investments								$ 17
Transaction costs								$ 2
Operating assets, wind power capacity | MW								524
Development pipeline power capacity | GW								2.75
Deferred consideration								$ 45
Revenue of combined entity as if combination occurred at beginning of period																																							59
Fair value of net assets acquired																												118					118						118
Purchase price																												132					132						132
Indian Wind Portfolio | Brookfield Renewable and Institutional Partners
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired								74.00%
Investment in equity-accounted investments								$ 87
South Korean Distributed Generation Portfolio
Disclosure of detailed information about business combination [line items]
Investment in equity-accounted investments						$ 17	₩ 23
Transaction costs						$ 4
Utility-scale solar | GW						2.2	2.2
Deferred consideration						$ 4	₩ 5
Revenue of combined entity as if combination occurred at beginning of period																																							17
Operating and under construction assets, power capacity | MW						103	103
Fair value of net assets acquired																												18					18						18
Purchase price																												$ 19					$ 19						$ 19
South Korean Distributed Generation Portfolio | Brookfield Renewable and Institutional Partners
Disclosure of detailed information about business combination [line items]
Deferred consideration						$ 2	₩ 2
U.K. Wind Portfolio
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired									100.00%																			12.00%					12.00%						12.00%			12.00%	100.00%
Investment in equity-accounted investments									$ 296	£ 232																		$ 565		£ 444
Transaction costs									$ 3
Economic interest																												3.00%	3.00%	3.00%
Increase (decrease) in goodwill																																		95
Decrease in property, plant and equipment																																		127
Decrease in deferred tax liability																																		$ 32
Revenue of combined entity as if combination occurred at beginning of period																																								100
Utility-scale solar & storage									260																			3.5					3.5						3.5			3.5	260
Equity-accounted investments																												$ 138					$ 138						$ 138			£ 110
Working capital and closing adjustments									$ 289	226
Fair value of net assets acquired																																								405
Purchase price																																								625
Near-term development power capacity | MW									800																																		800
Late-stage project power capacity | GW									3																																		3
Contingent consideration recognised as of acquisition date									$ 7																																		£ 6
U.K. Wind Portfolio | Brookfield Renewable and Institutional Partners
Disclosure of detailed information about business combination [line items]
Investment in equity-accounted investments									625	489																		$ 2,200		£ 1,700
Transaction costs									7
Working capital and closing adjustments									610	£ 477
Contingent consideration recognised as of acquisition date									$ 15																																		£ 12
China Wind Portfolio
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired																															49.00%	49.00%
Investment in equity-accounted investments																															$ 11
Utility-scale solar & storage | MW																															600	600
China Wind Portfolio | Brookfield Renewable and Institutional Partners
Disclosure of detailed information about business combination [line items]
Investment in equity-accounted investments																															$ 53
U.K. Distributed Generation Portfolio
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired																															100.00%	100.00%
Investment in equity-accounted investments																															$ 32	£ 25
Utility-scale solar | MW																															450	450
Economic interest																															13.00%	13.00%
Operating and under construction assets, power capacity | MW																															200	200
U.K. Distributed Generation Portfolio | Brookfield Renewable and Institutional Partners
Disclosure of detailed information about business combination [line items]
Investment in equity-accounted investments																															$ 160	£ 126
Economic interest																															67.00%	67.00%
U.S. eFuels Portfolio
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired																												67.00%					67.00%						67.00%			67.00%
Investment in equity-accounted investments																												$ 9
Number of efuels barrels per day | BPD																												500	500	500
U.S. eFuels Portfolio | Brookfield Renewable and Institutional Partners
Disclosure of detailed information about business combination [line items]
Investment in equity-accounted investments																												$ 45
Brazil Wind Portfolio
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired																					100.00%
Investment in equity-accounted investments																					$ 24
Transaction costs																					$ 1
Economic interest																					25.00%
Deferred consideration																					$ 1
Revenue of combined entity as if combination occurred at beginning of period																																								24
Wind power capacity, generation facilities (in MW) | MW																					136
Working capital and closing adjustments																					$ 23
Fair value of net assets acquired																																								95
Purchase price																																								95
Brazil Wind Portfolio | Brookfield Renewable and Institutional Partners
Disclosure of detailed information about business combination [line items]
Investment in equity-accounted investments																					95
Deferred consideration																					5
Working capital and closing adjustments																					$ 90
Brazilian Distributed Generation
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired																		90.00%
Investment in equity-accounted investments																		$ 1
Economic interest																		20.00%
Wind power capacity, generation facilities (in MW) | MW																		730
Fair value of net assets acquired																		$ 5
Fair values of liabilities assumed																		1
Brazilian Distributed Generation | Brookfield Renewable and Institutional Partners
Disclosure of detailed information about business combination [line items]
Investment in equity-accounted investments																		$ 4
U.S. Renewable Portfolio
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired																100.00%
Investment in equity-accounted investments																$ 308
Transaction costs																$ 2
Utility-scale solar | MW																6,100
Deferred consideration																$ 147
Revenue of combined entity as if combination occurred at beginning of period																																								401
Operating and under construction assets, power capacity | MW																5,900
Working capital and closing adjustments																$ 161
Purchase price																																					$ 1,453
U.S. Renewable Portfolio | Brookfield Renewable and Institutional Partners
Disclosure of detailed information about business combination [line items]
Investment in equity-accounted investments																1,083
Transaction costs																6
Deferred consideration																518
Working capital and closing adjustments																$ 565
Brazilian Wind Portfolio
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired												100.00%	100.00%
Investment in equity-accounted investments												$ 6	R$ 28
Transaction costs												$ 1
Economic interest												25.00%	25.00%
Revenue of combined entity as if combination occurred at beginning of period																																								9
Wind power capacity, generation facilities (in MW) | MW												60	60
Fair value of net assets acquired																																								23
Purchase price																																								$ 23
Brazilian Wind Portfolio | Brookfield Renewable and Institutional Partners
Disclosure of detailed information about business combination [line items]
Investment in equity-accounted investments												$ 23	R$ 113
Westinghouse
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired											100.00%																	10.80%					10.80%	10.10%					10.80%			10.80%
Investment in equity-accounted investments											$ 442																						$ 38
Economic interest											10.11%
Westinghouse | Brookfield Renewable and Institutional Partners
Disclosure of detailed information about business combination [line items]
Investment in equity-accounted investments											$ 4,370
Economic interest											51.00%
Westinghouse | Cameco Corporation
Disclosure of detailed information about business combination [line items]
Economic interest											49.00%
UPL
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired																						4.00%	4.00%
Investment in equity-accounted investments																						$ 17	₨ 1,400
UPL | Brookfield Renewable and Institutional Partners
Disclosure of detailed information about business combination [line items]
Investment in equity-accounted investments																						$ 86	₨ 7,000
X-Elio
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired																	4.20%
Investment in equity-accounted investments																	$ 76
Economic interest																	17.00%
X-Elio | Brookfield Renewable and Institutional Partners
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired																	50.00%
Investment in equity-accounted investments																	$ 893